STOCKHOLDERS' EQUITY (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights	12 Months Ended
Dec. 31, 2016 $ / shares shares
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Outstanding at December 31, 2015 | shares	1,000,000
Outstanding at December 31, 2015 | $ / shares	$ 3.00
Granted | shares	0
Granted | $ / shares	$ 0
Exercised | shares	0
Exercised | $ / shares	$ 0
Forfeited or cancelled | shares	0
Forfeited or cancelled | $ / shares	$ 0
Expired | shares	1,000,000
Expired | $ / shares	$ 3.00
Outstanding at December 31, 2016 | shares	0
Outstanding at December 31, 2016 | $ / shares	$ 0
Exercisable at December 31, 2016 | shares	0
Exercisable at December 31, 2016 | $ / shares	$ 0